Parent Company Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet

The holding Company’s unconsolidated financial information at December 31, 2016 and 2015 and for the years ended December 31, 2016 and 2015 are as follows (in thousands):

Condensed Balance Sheet (in thousands)	December 31,
	2016	2015
Assets
Cash	$3,180	$11,671
Investment in Subsidiary	115,830	56,193
Other assets	4,246	3,604

Total Assets	$123,256	$71,468

Liabilities and Stockholder Equity
Subordinated notes	$11,000	$—
Other liabilities	155	74

Stockholder’s Equity	112,101	71,394

Total liabilities and Stockholder Equity	$123,256	$71,468

Condensed Statement of Operations

Condensed Statement of Operations (in thousands)	December 31,
	2016	2015
Revenues	$104	$106
Expenses	(1,110)	(1,222)
Income tax benefit	379	319

Loss before net loss of subsidiary	(627)	(797)

Net income (loss) of subsidiary	584	(1,434)

Net loss	$(43)	$(2,231)

Condensed Statement of Cash Flows
Condensed Statement of Cash Flows (in thousands)	December 31,
	2016	2015
Net loss:	$(43)	$(2,231)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in (income) loss of subsidiary	(584)	1,434
Change in other assets and other liabilities	(238)	(256)
Stock-based compensation expense	266	220

Net cash used in operating activities	(599)	(833)

Cash flows from investing activities:
Dividends received from subsidiary	—	18,800
Cash received (paid) in acquisition	108	(34,676)
Investment to bank subsidiary, net ESOP	(19,000)	—

Net cash used in investing activities	(18,892)	(15,876)

Cash flows from financing activities:
Net proceeds received from stock issuance	—	11,359
Net proceeds received from subordinated notes issuance	11,000	—
Payment of Dividend to Preferred Stock	—	(14)

Net cash provided by financing activities	11,000	11,345

Net Decrease in Cash	$(8,491)	$(5,364)
Cash at beginning of year	11,671	17,035

Cash at end of year	$3,180	$11,671

Noncash items:
Accumulated other comprehensive loss, net change in unrealized gain on securities available for sale, net of taxes	$(929)	$(108)

Employee stock option expense from subsidiary	$492	$371

Employee stock ownership plan expense from subsidiary	$193	$171